Quarterly Data (Unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Data (Unaudited)
Quarterly Data (Unaudited)

NOTE 19.  Quarterly Data (Unaudited)

(Millions, except per-share amounts)	First	Second	Third	Fourth	Year
2017	Quarter	Quarter	Quarter	Quarter	2017
Net sales	$7,685	$7,810	$8,172	$7,990	$31,657
Cost of sales	3,882	4,020	4,059	4,094	16,055
Net income including noncontrolling interest	1,326	1,585	1,433	525	4,869
Net income attributable to 3M	1,323	1,583	1,429	523	4,858
Earnings per share attributable to 3M common shareholders - basic	2.21	2.65	2.39	0.88	8.13
Earnings per share attributable to 3M common shareholders - diluted	2.16	2.58	2.33	0.85	7.93

(Millions, except per-share amounts)	First	Second	Third	Fourth	Year
2016	Quarter	Quarter	Quarter	Quarter	2016
Net sales	$7,409	$7,662	$7,709	$7,329	$30,109
Cost of sales	3,698	3,817	3,867	3,736	15,118
Net income including noncontrolling interest	1,278	1,293	1,331	1,156	5,058
Net income attributable to 3M	1,275	1,291	1,329	1,155	5,050
Earnings per share attributable to 3M common shareholders - basic	2.10	2.13	2.20	1.93	8.35
Earnings per share attributable to 3M common shareholders - diluted	2.05	2.08	2.15	1.88	8.16

Gross profit is calculated as net sales minus cost of sales. Fourth quarter and year 2017 were impacted by the enactment of the Tax Cuts and Jobs Act in December 2017, which reduced net income by $762 million and reduced diluted earnings per share by $1.25 in the fourth quarter and $1.24 for year 2017. Refer to Note 9 for additional details.